T. ROWE PRICE Moderate Allocation Portfolio
March 31, 2025 (Unaudited)
1
Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES
 1.6%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  20,000 20
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  23,000 23
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  35,000 36
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 100,000 99
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 79,975 81
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 17,718 17
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  20,000 20
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  5,000 5
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  30,000 30
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  15,000 15
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  15,000 15
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  35,000 34
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 20,000 20
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  35,000 36
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 94,684 95
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 43,909 45
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 75,000 72
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 105,000 106
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 100,000 100
Shares/Par $ Value
(Cost and value in $000s)
‡
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 15,000 15
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 5,000 5
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 22,931 23
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 60,890 58
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 61,268 63
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 5.803%, 1/17/37 (1) 250,000 250
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 50,000 51
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  36,215 36
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  10,000 10
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  25,000 25
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 100,000 101
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 25,000 26
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 77,727 77
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 55,000 56
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 50,030 50
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.565%, 11/13/31 (1) 178,551 178
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 20,633 21
RR 34
Series 2024-34RA, Class A2AR, CLO,
FRN
3M TSFR + 1.70%, 6.002%, 10/15/39 (1) 250,000 251
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  17,304 17

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  40,000 40
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  20,000 20
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  29,696 30
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  20,000 20
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  45,000 45
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 10,000 10
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 10,000 10
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 30,000 30
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 10,000 10
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.85%, 4/25/37 (1) 250,000 251
SMB Private Education Loan Trust
Series 2018-A, Class A2A
3.50%, 2/15/36 (1) 18,755 18
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 19,433 19
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 75,399 73
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.502%, 10/15/31 (1) 195,997 196
Synchrony Card Issuance Trust
Series 2025-A1, Class A
4.78%, 2/18/31  45,000 46
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 99,938 99
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 92,171 94
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  20,000 20
Total Asset-Backed Securities (Cost
$3,201) 3,213
Shares/Par $ Value
(Cost and value in $000s)
‡
BOND MUTUAL FUNDS
 14.3%
T. Rowe Price Emerging Markets Bond
Fund - I Class, 6.31% (2)(3) 901,019 8,281
T. Rowe Price Inflation Protected Bond
Fund - I Class, 9.42% (2)(3) 106,479 1,119
T. Rowe Price Institutional Floating Rate
Fund - Institutional Class, 7.08% (2)(3) 126,216 1,184
T. Rowe Price Institutional High Yield Fund
- Institutional Class, 6.94% (2)(3) 1,335,655 10,378
T. Rowe Price International Bond Fund
(USD Hedged) - I Class, 3.37% (2)(3) 886,077 7,523
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 8.56% (2)(3) 4,872 23
Total Bond Mutual Funds (Cost $29,197) 28,508
COMMON STOCKS
 51.4%
COMMUNICATION SERVICES  3.4%
Diversified Telecommunication
Services  0.2%
AST SpaceMobile (4) 480 11
BT Group (GBP)  87,668 188
KT (KRW)  3,833 130
329
Entertainment  0.6%
Atlanta Braves Holdings, Class C (4) 948 38
Liberty Media Corp-Liberty Live, Class
C (4) 2,446 167
Madison Square Garden Sports (4) 155 30
Netflix (4) 958 893
Sea, ADR (4) 737 96
1,224
Interactive Media & Services  2.0%
Alphabet, Class A  1,522 235
Alphabet, Class C  12,874 2,011
LY (JPY)  22,600 77
Meta Platforms, Class A  2,309 1,331
Pinterest, Class A (4) 3,700 115
Reddit, Class A (4) 502 53
Tencent Holdings (HKD)  1,200 77
Vimeo (4) 5,413 28
3,927
Media  0.1%
Comcast, Class A  2,108 78
WPP (GBP)  17,910 136
214
Wireless Telecommunication
Services  0.5%
KDDI (JPY)  10,800 170
T-Mobile U.S.  2,733 729
899
Total Communication Services 6,593

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY  5.4%
Automobile Components  0.2%
Autoliv, SDR (SEK)  1,435 127
Denso (JPY)  9,800 122
Dowlais Group (GBP)  33,072 26
Magna International  2,251 76
Stanley Electric (JPY) (5) 2,300 43
394
Automobiles  0.5%
Subaru (JPY)  4,900 88
Suzuki Motor (JPY)  10,600 130
Tesla (4) 1,817 471
Toyota Motor (JPY)  16,300 288
977
Broadline Retail  1.6%
Alibaba Group Holding, ADR  508 67
Amazon.com (4) 14,390 2,738
Global-e Online (4) 634 23
Isetan Mitsukoshi Holdings (JPY) (5) 7,400 107
Next (GBP)  1,560 225
Ollie's Bargain Outlet Holdings (4) 27 3
Savers Value Village (4) 1,944 13
3,176
Diversified Consumer Services  0.1%
Bright Horizons Family Solutions (4) 469 60
Duolingo (4) 59 18
Strategic Education  310 26
104
Hotels, Restaurants & Leisure  1.0%
Amadeus IT Group (EUR)  2,124 163
Booking Holdings  80 368
Cava Group (4) 20 2
Chipotle Mexican Grill (4) 3,494 175
Compass Group (GBP)  9,343 309
DoorDash, Class A (4) 546 100
Dutch Bros, Class A (4) 563 35
Life Time Group Holdings (4) 227 7
McDonald's  2,055 642
Papa John's International  547 22
Planet Fitness, Class A (4) 1,068 103
Red Rock Resorts, Class A  625 27
Shake Shack, Class A (4) 171 15
Wyndham Hotels & Resorts  329 30
1,998
Household Durables  0.3%
Champion Homes (4) 319 30
Installed Building Products  193 33
Panasonic Holdings (JPY)  14,200 169
Persimmon (GBP)  4,699 73
Sony Group (JPY)  13,900 352
657
Shares/Par $ Value
(Cost and value in $000s)
‡
Leisure Products  0.0%
Peloton Interactive, Class A (4) 4,174 26
26
Specialty Retail  1.5%
AutoZone (4) 93 355
Burlington Stores (4) 106 25
Carvana (4) 2,210 462
Floor & Decor Holdings, Class A (4) 24 2
Home Depot  838 307
Kingfisher (GBP)  48,934 161
Lowe's  1,010 236
O'Reilly Automotive (4) 173 248
RH (4) 38 9
Ross Stores  4,130 528
TJX  2,589 315
Tractor Supply  2,610 144
Ulta Beauty (4) 470 172
2,964
Textiles, Apparel & Luxury Goods  0.2%
Cie Financiere Richemont, Class A (CHF)  654 114
Kering (EUR)  517 108
Lululemon Athletica (4) 116 33
Moncler (EUR)  2,278 140
Samsonite Group (HKD)  29,700 70
Skechers USA, Class A (4) 180 10
VF  57 1
476
Total Consumer Discretionary 10,772
CONSUMER STAPLES  3.0%
Beverages  0.4%
Coca-Cola  3,965 284
Diageo (GBP)  4,969 130
Heineken (EUR)  2,146 175
Keurig Dr Pepper  5,959 204
Primo Brands  774 27
820
Consumer Staples Distribution &
Retail  0.4%
Dollar Tree (4) 1,883 142
Seven & i Holdings (JPY)  13,200 191
Walmart  4,648 408
Welcia Holdings (JPY)  900 13
754
Food Products  0.7%
Barry Callebaut (CHF)  34 45
Farmers Business Network, Acquisition
Date: 11/3/17, Cost $14 (4)(6)(7) 732 3
Mondelez International, Class A  7,889 535
Nestle (CHF)  5,939 600
Post Holdings (4) 295 34
Simply Good Foods (4) 1,262 44
Wilmar International (SGD)  51,900 129
1,390

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Household Products  0.7%
Colgate-Palmolive  6,848 642
Procter & Gamble  4,686 798
1,440
Personal Care Products  0.8%
BellRing Brands (4) 418 31
Interparfums  310 35
Kenvue  27,458 659
L'Oreal (EUR)  506 188
Olaplex Holdings (4) 10,485 13
Puig Brands, Class B (EUR) (4) 3,967 68
Unilever (GBP)  9,268 553
1,547
Total Consumer Staples 5,951
ENERGY  2.5%
Energy Equipment & Services  0.5%
Cactus, Class A  663 30
Expro Group Holdings (4) 99 1
Schlumberger  13,614 569
TechnipFMC  13,441 426
Weatherford International  817 44
1,070
Oil, Gas & Consumable Fuels  2.0%
Antero Resources (4) 309 12
Chevron  1,302 218
ConocoPhillips  5,529 581
Diamondback Energy  1,104 176
DT Midstream  134 13
EQT  6,842 366
Equinor (NOK)  11,178 295
Expand Energy  2,862 319
Exxon Mobil  2,522 300
Magnolia Oil & Gas, Class A  1,227 31
PBF Energy, Class A  1,082 21
Phillips 66  1,080 133
Range Resources  9,925 396
Shell, ADR  4,006 294
TotalEnergies (EUR)  6,380 411
Valero Energy  3,030 400
Viper Energy  1,124 51
4,017
Total Energy 5,087
FINANCIALS  9.4%
Banks  3.0%
ANZ Group Holdings (AUD)  6,663 122
Banc of California  3,505 50
Bank of America  7,360 307
Blue Foundry Bancorp (4) 755 7
Cadence Bank  1,537 47
Capitol Federal Financial  3,123 17
Citigroup  2,172 154
Columbia Banking System  1,974 49
Shares/Par $ Value
(Cost and value in $000s)
‡
CRB Group, Acquisition Date: 4/14/22,
Cost $2 (4)(6)(7) 23 1
DBS Group Holdings (SGD)  5,622 193
Dime Community Bancshares  1,212 34
DNB Bank (NOK)  12,755 336
Dogwood State Bank (4) 504 7
East West Bancorp  894 80
Eastern Bankshares  1,746 29
Equity Bancshares, Class A  771 30
FB Financial  799 37
First Bancshares  1,069 36
Five Star Bancorp  961 27
Grasshopper Bancorp, Acquisition Date:
10/12/18 - 5/2/19, Cost $5 (4)(6)(7) 528 2
Grasshopper Bancorp, Warrants, 10/12/28,
Acquisition Date: 10/12/18, Cost $— (4)
(6)(7) 104 —
HarborOne Bancorp  1,225 13
HDFC Bank (INR)  8,102 173
Home BancShares  1,102 31
Huntington Bancshares  9,467 142
ING Groep (EUR)  16,089 315
Intesa Sanpaolo (EUR)  37,010 191
JPMorgan Chase  5,160 1,266
Kearny Financial  1,315 8
KeyCorp  11,300 181
Live Oak Bancshares  1,115 30
Lloyds Banking Group (GBP)  203,639 191
Mitsubishi UFJ Financial Group (JPY)  21,400 292
National Bank of Canada (CAD) (5) 2,539 209
Origin Bancorp  740 26
Pacific Premier Bancorp  643 14
Pinnacle Financial Partners  632 67
Popular  269 25
Prosperity Bancshares  667 48
Skandinaviska Enskilda Banken, Class A
(SEK) (5) 9,668 159
Societe Generale (EUR)  4,218 190
SouthState  683 63
Standard Chartered (GBP)  14,228 211
Sumitomo Mitsui Trust Group (JPY)  3,870 97
Texas Capital Bancshares (4) 654 49
UniCredit (EUR)  4,129 232
United Overseas Bank (SGD)  7,900 223
Western Alliance Bancorp  636 49
6,060
Capital Markets  1.4%
Bridgepoint Group (GBP)  20,997 87
Brookfield (CAD)  3,199 167
Cboe Global Markets  627 142
Charles Schwab  6,088 477
CME Group  480 127
CVC Capital Partners (EUR) (4) 5,363 106
Goldman Sachs Group  857 468
Hamilton Lane, Class A  485 72
Intercontinental Exchange  1,792 309

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Julius Baer Group (CHF)  2,389 166
Macquarie Group (AUD)  1,074 134
Morgan Stanley  798 93
S&P Global  531 270
StepStone Group, Class A  564 30
Stifel Financial  134 13
TMX Group (CAD)  3,567 130
2,791
Consumer Finance  0.3%
American Express  1,729 465
Encore Capital Group (4) 671 23
SLM  1,012 30
518
Financial Services  2.3%
Adyen (EUR) (4) 77 118
Berkshire Hathaway, Class B (4) 1,817 968
Corebridge Financial  5,990 189
Corpay (4) 449 156
Edenred (EUR)  1,775 58
Fiserv (4) 2,842 628
Marqeta, Class A (4) 5,914 24
Mastercard, Class A  1,063 583
Mitsubishi HC Capital (JPY) (5) 6,800 46
PennyMac Financial Services  924 92
Toast, Class A (4) 820 27
Visa, Class A  4,807 1,685
4,574
Insurance  2.3%
Admiral Group (GBP)  2,589 96
AIA Group (HKD)  20,400 154
Allstate  3,176 658
Assurant  153 32
AXA (EUR)  7,763 332
Chubb  1,245 376
Definity Financial (CAD)  3,072 136
Goosehead Insurance, Class A  349 41
Great-West Lifeco (CAD)  4,345 170
Hanover Insurance Group  120 21
Mandatum (EUR)  12,197 74
Marsh & McLennan  447 109
MetLife  3,544 285
Muenchener Rueckversicherungs-
Gesellschaft (EUR)  762 481
Progressive  1,151 326
RLI  505 41
Root, Class A (4) 187 25
Sampo, Class A (EUR)  22,520 216
Selective Insurance Group  18 2
Storebrand (NOK)  14,610 185
Tokio Marine Holdings (JPY)  9,200 358
Travelers  894 236
TWFG (4) 816 25
White Mountains Insurance Group  25 48
Shares/Par $ Value
(Cost and value in $000s)
‡
Zurich Insurance Group (CHF)  303 211
4,638
Mortgage Real Estate Investment
Trusts  0.1%
Annaly Capital Management, REIT  6,900 140
140
Total Financials 18,721
HEALTH CARE  6.7%
Biotechnology  0.8%
Arcellx (4) 615 40
Argenx, ADR (4) 238 141
Arrowhead Pharmaceuticals (4) 932 12
Ascendis Pharma, ADR (4) 271 42
Avidity Biosciences (4) 397 12
Black Diamond Therapeutics (4) 2,602 4
Blueprint Medicines (4) 358 32
Centessa Pharmaceuticals, ADR (4) 546 8
Crinetics Pharmaceuticals (4) 355 12
CRISPR Therapeutics (4) 234 8
Cytokinetics (4) 1,102 44
Dyne Therapeutics (4) 333 3
Erasca (4) 3,949 5
Genmab (DKK) (4) 319 62
Gilead Sciences  1,900 213
Immatics (4) 3,714 17
Immunocore Holdings, ADR (4) 2,142 64
Immunome (4) 3,312 22
Immunovant (4) 2,817 48
Insmed (4) 411 31
Ionis Pharmaceuticals (4) 1,432 43
Krystal Biotech (4) 95 17
Merus (4) 200 8
Metsera (4) 521 14
Metsera, Acquisition Date: 11/12/24,
Cost $7 (4)(6) 617 17
Nurix Therapeutics (4) 655 8
Prime Medicine (4) 790 2
Regeneron Pharmaceuticals  506 321
Revolution Medicines (4) 863 31
Vaxcyte (4) 402 15
Vera Therapeutics (4) 711 17
Vertex Pharmaceuticals (4) 375 182
1,495
Health Care Equipment &
Supplies  1.2%
Alcon (CHF)  1,347 128
Alcon  1,650 157
Becton Dickinson & Company  1,030 236
Elekta, Class B (SEK)  10,604 56
EssilorLuxottica (EUR)  583 168
Haemonetics (4) 460 29
Intuitive Surgical (4) 699 346
Kestra Medical Technologies (4) 489 12

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Kestra Medical Technologies, Acquisition
Date: 7/15/24 - 3/6/25, Cost $7 (4)(6) 614 15
Koninklijke Philips (EUR) (4) 8,372 213
Lantheus Holdings (4) 365 36
Masimo (4) 849 141
Neogen (4) 2,598 22
Outset Medical (4) 817 9
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $15 (4)(6)(7) 3,864 2
Penumbra (4) 92 25
PROCEPT BioRobotics (4) 562 33
QuidelOrtho (4) 1,151 40
Siemens Healthineers (EUR)  4,048 218
Sonova Holding (CHF)  230 67
Stryker  785 292
Sysmex (JPY)  3,700 71
2,316
Health Care Providers & Services  2.1%
Alignment Healthcare (4) 3,009 56
BrightSpring Health Services (4) 1,744 31
Cencora  2,745 763
Cigna Group  762 251
Concentra Group Holdings Parent  1,415 31
Elevance Health  1,064 463
HCA Healthcare  786 272
HealthEquity (4) 360 32
Molina Healthcare (4) 1,404 462
NeoGenomics (4) 1,510 14
Oscar Health, Class A (4) 4,034 53
Quest Diagnostics  1,735 293
RadNet (4) 816 41
Tenet Healthcare (4) 1,733 233
UnitedHealth Group  2,444 1,280
4,275
Health Care Technology  0.0%
Doximity, Class A (4) 449 26
26
Life Sciences Tools & Services  0.7%
Bruker  709 30
Danaher  1,256 257
Mettler-Toledo International (4) 154 182
Repligen (4) 152 19
Revvity  2,955 313
Sotera Health (4) 2,652 31
Stevanato Group  1,745 36
Thermo Fisher Scientific  1,074 534
1,402
Pharmaceuticals  1.9%
Astellas Pharma (JPY) (5) 9,600 93
AstraZeneca, ADR  11,622 854
Axsome Therapeutics (4) 137 16
Chugai Pharmaceutical (JPY)  3,300 151
Elanco Animal Health (4) 2,017 21
Eli Lilly  1,371 1,132
Shares/Par $ Value
(Cost and value in $000s)
‡
Novartis (CHF)  3,273 364
Novo Nordisk, Class B (DKK) (5) 3,787 259
Rapport Therapeutics (4) 408 4
Roche Holding (CHF)  1,309 431
Sanofi (EUR)  3,863 428
Zoetis  23 4
3,757
Total Health Care 13,271
INDUSTRIALS & BUSINESS
SERVICES  6.3%
Aerospace & Defense  1.0%
Boeing (4) 706 121
General Electric  3,296 660
Karman Holdings (4) 427 14
L3Harris Technologies  952 199
Leonardo DRS  1,255 41
Loar Holdings (4) 689 49
Melrose Industries (GBP)  30,466 188
Northrop Grumman  328 168
Rheinmetall (EUR)  56 80
Safran (EUR)  1,086 286
Thales (EUR)  336 89
TransDigm Group  46 64
1,959
Building Products  0.1%
AAON  9 1
AZZ  840 70
CSW Industrials  60 18
Kingspan Group (EUR)  706 57
Owens Corning  770 110
Simpson Manufacturing  84 13
269
Commercial Services & Supplies  0.5%
Casella Waste Systems, Class A (4) 404 45
Cintas  262 54
Element Fleet Management (CAD)  12,873 256
MSA Safety  155 23
Republic Services  1,872 453
Tetra Tech  73 2
Veralto  144 14
VSE  973 117
964
Construction & Engineering  0.2%
API Group (4) 2,571 92
Arcosa  712 55
Shimizu (JPY)  7,900 70
Worley (AUD)  12,362 113
330
Electrical Equipment  0.9%
ABB (CHF)  6,103 315
AMETEK  3,784 651
GE Vernova  180 55
Legrand (EUR)  1,999 212

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Mitsubishi Electric (JPY)  13,300 245
Prysmian (EUR)  4,030 222
Rockwell Automation  474 122
Thermon Group Holdings (4) 823 23
1,845
Ground Transportation  0.7%
Landstar System  26 4
Norfolk Southern  2,295 544
Old Dominion Freight Line  2,448 405
RXO (4) 1,531 29
Saia (4) 134 47
Union Pacific  1,257 297
1,326
Industrial Conglomerates  0.5%
DCC (GBP)  1,664 111
Roper Technologies  222 131
Siemens (EUR)  3,402 786
1,028
Machinery  1.4%
AGCO  47 4
Atmus Filtration Technologies  854 31
Crane  322 49
Deere  1,464 687
Enerpac Tool Group  683 31
Enpro  330 53
Esab  828 96
ESCO Technologies  192 31
Federal Signal  505 37
Graco  298 25
Hillenbrand  332 8
Hillman Solutions (4) 1,992 18
Ingersoll Rand  2,180 175
KION Group (EUR)  1,979 83
Parker-Hannifin  884 537
RBC Bearings (4) 308 99
Sandvik (SEK)  7,449 157
SMC (JPY) (5) 200 72
Spirax Group (GBP)  357 29
SPX Technologies (4) 340 44
Toro  58 4
Toyota Industries (JPY)  600 51
Westinghouse Air Brake Technologies  2,105 382
Xylem  1,380 165
2,868
Professional Services  0.5%
Acuren (4) 1,745 19
Booz Allen Hamilton Holding  1,337 140
Broadridge Financial Solutions  856 207
Checkr, Acquisition Date: 6/29/18 -
12/2/19, Cost $5 (4)(6)(7) 594 4
Equifax  1,210 295
iCapital, Acquisition Date: 3/10/25,
Cost $6 (4)(6)(7) 401 6
Parsons (4) 538 32
Shares/Par $ Value
(Cost and value in $000s)
‡
Paylocity Holding (4) 159 30
Recruit Holdings (JPY)  2,800 145
TechnoPro Holdings (JPY)  5,200 115
Teleperformance (EUR)  581 58
1,051
Trading Companies & Distributors  0.5%
Ashtead Group (GBP)  768 42
Bunzl (GBP)  3,551 137
Custom Truck One Source (4) 2,224 9
Ferguson Enterprises  1,070 172
FTAI Aviation  498 55
GMS (4) 396 29
McGrath RentCorp  334 37
Mitsubishi (JPY)  5,900 104
QXO  4,881 66
Rush Enterprises, Class A  573 31
SiteOne Landscape Supply (4) 880 107
Sumitomo (JPY) (5) 8,300 189
Transcat (4) 310 23
1,001
Total Industrials & Business Services 12,641
INFORMATION TECHNOLOGY  9.9%
Communications Equipment  0.1%
Telefonaktiebolaget LM Ericsson, Class B
(SEK)  21,297 166
166
Electronic Equipment, Instruments &
Components  0.8%
CTS  640 27
Hamamatsu Photonics (JPY)  4,900 48
Insight Enterprises (4) 170 25
Keysight Technologies (4) 4,505 675
Largan Precision (TWD)  1,000 72
Mirion Technologies (4) 6,366 92
Murata Manufacturing (JPY)  4,500 69
Novanta (4) 357 46
PAR Technology (4) 1,357 83
TE Connectivity  3,232 457
Teledyne Technologies (4) 63 31
1,625
IT Services  0.4%
Accenture, Class A  1,377 430
Globant (4) 224 26
Nomura Research Institute (JPY) (5) 4,600 150
Shopify, Class A (4) 1,619 154
Themis Solutions, Acquisition Date:
4/14/21, Cost $2 (4)(6)(7) 110 4
764
Semiconductors & Semiconductor
Equipment  3.8%
Analog Devices  2,462 497
ASML Holding (EUR)  614 406
ASML Holding  265 176

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
BE Semiconductor Industries (EUR)  634 66
Broadcom  6,771 1,134
Entegris  11 1
Intel  4,529 103
KLA  208 141
Lattice Semiconductor (4) 1,933 101
MACOM Technology Solutions
Holdings (4) 234 24
Micron Technology  250 22
Monolithic Power Systems  151 88
NVIDIA  30,439 3,299
NXP Semiconductors  894 170
Renesas Electronics (JPY)  6,800 91
Taiwan Semiconductor Manufacturing
(TWD)  18,219 513
Taiwan Semiconductor Manufacturing,
ADR  1,454 241
Texas Instruments  2,106 378
Tokyo Electron (JPY)  1,000 137
7,588
Software  3.1%
Amplitude, Class A (4) 4,526 46
Appfolio, Class A (4) 21 5
Aurora Innovation (4) 6,301 42
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $34 (4)(6)(7) 20 38
CCC Intelligent Solutions Holdings (4) 4,936 45
Confluent, Class A (4) 667 16
Crowdstrike Holdings, Class A (4) 182 64
Datadog, Class A (4) 240 24
Descartes Systems Group (4) 835 84
Fair Isaac (4) 90 166
Gusto, Acquisition Date: 10/4/21,
Cost $10 (4)(6)(7) 364 9
Intapp (4) 530 31
Intuit  238 146
JFrog (4) 896 29
Microsoft  10,374 3,894
nCino (4) 1,074 29
Onestream (4) 1,986 42
Palantir Technologies, Class A (4) 120 10
Salesforce  1,031 277
SAP (EUR)  1,746 468
ServiceNow (4) 511 407
ServiceTitan, Class A (4) 83 8
ServiceTitan, Class A, Acquisition Date:
11/9/18 - 5/4/21, Cost $7 (4)(6) 220 21
Socure, Acquisition Date: 12/22/21,
Cost $2 (4)(6)(7) 117 —
Synopsys (4) 386 166
Vertex, Class A (4) 944 33
Workiva (4) 704 53
6,153
Technology Hardware, Storage &
Peripherals  1.7%
Shares/Par $ Value
(Cost and value in $000s)
‡
Apple  14,722 3,270
Samsung Electronics (KRW)  4,694 186
3,456
Total Information Technology 19,752
MATERIALS  2.3%
Chemicals  1.3%
Air Liquide (EUR)  1,238 235
Akzo Nobel (EUR)  1,732 107
BASF (EUR)  2,243 113
Covestro (EUR) (4) 1,826 117
Element Solutions  1,826 41
HB Fuller  517 29
Johnson Matthey (GBP)  4,139 71
Linde  1,519 707
Mosaic  3,923 106
PPG Industries  1,379 151
PureCycle Technologies (4) 460 3
Sherwin-Williams  1,925 672
Shin-Etsu Chemical (JPY)  5,500 157
2,509
Construction Materials  0.0%
Knife River (4) 340 31
Martin Marietta Materials  23 11
42
Containers & Packaging  0.4%
International Paper  11,582 618
Packaging Corp. of America  930 184
802
Metals & Mining  0.5%
Antofagasta (GBP)  7,396 161
BHP Group (AUD)  3,438 83
BHP Group (GBP) (5) 5,226 126
Constellium (4) 4,796 48
Franco-Nevada  958 151
Freeport-McMoRan  3,249 123
Osisko Gold Royalties  2,223 47
Royal Gold  193 32
Steel Dynamics  1,083 135
Warrior Met Coal  641 31
937
Paper & Forest Products  0.1%
Louisiana-Pacific  284 26
Stora Enso, Class R (EUR)  8,142 77
West Fraser Timber (CAD)  50 4
107
Total Materials 4,397
REAL ESTATE  0.8%
Health Care Real Estate Investment
Trusts  0.0%
Welltower, REIT  620 95
95

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Hotel & Resort Real Estate Investment
Trusts  0.0%
Ryman Hospitality Properties, REIT  214 20
20
Industrial Real Estate Investment
Trusts  0.1%
EastGroup Properties, REIT  260 46
Segro (GBP)  7,398 66
Terreno Realty, REIT  886 56
168
Real Estate Management &
Development  0.2%
Colliers International Group  354 43
FirstService  291 48
Landbridge, Class A  600 43
Mitsui Fudosan (JPY)  23,400 210
Opendoor Technologies (4) 897 1
345
Residential Real Estate Investment
Trusts  0.2%
AvalonBay Communities, REIT  900 193
Essex Property Trust, REIT  350 107
Flagship Communities REIT  1,269 21
Independence Realty Trust, REIT  3,598 77
UNITE Group (GBP)  1,863 20
418
Retail Real Estate Investment
Trusts  0.1%
Curbline Properties, REIT  1,810 44
Scentre Group (AUD)  66,483 140
184
Specialized Real Estate Investment
Trusts  0.2%
CubeSmart, REIT  2,241 96
Public Storage, REIT  820 245
VICI Properties, REIT  3,900 127
468
Total Real Estate 1,698
UTILITIES  1.5%
Electric Utilities  0.6%
Constellation Energy  719 145
Exelon  3,200 147
Hawaiian Electric Industries (4) 2,809 31
IDACORP  564 66
NextEra Energy  2,309 164
OGE Energy  1,283 59
Redeia (EUR)  5,124 103
TXNM Energy  1,450 77
Xcel Energy  5,241 371
1,163
Gas Utilities  0.2%
Atmos Energy  2,258 349
Shares/Par $ Value
(Cost and value in $000s)
‡
Chesapeake Utilities  628 81
430
Independent Power & Renewable
Electricity Producers  0.0%
Electric Power Development (JPY)  5,700 97
Talen Energy (4) 26 5
102
Multi-Utilities  0.6%
Ameren  4,585 460
CMS Energy  4,010 301
Engie (EUR)  10,735 209
National Grid (GBP)  18,748 245
1,215
Water Utilities  0.1%
American Water Works  952 141
California Water Service Group  701 34
Middlesex Water  395 25
200
Total Utilities 3,110
Total Miscellaneous Common
Stocks  0.2% (8) 399
Total Common Stocks (Cost $61,006) 102,392
CONVERTIBLE BONDS
 0.0%
HEALTH CARE  0.0%
Health Care Equipment &
Supplies  0.0%
Kardium, 10.00%, Acquisition Date:
5/31/24, Cost $5 (4)(6)(7) 4,800 5
Total Health Care 5
Total Convertible Bonds (Cost $5) 5
CONVERTIBLE PREFERRED STOCKS
 0.1%
CONSUMER DISCRETIONARY  0.0%
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21,
Cost $10 (4)(6)(7) 1,674 1
Total Consumer Discretionary 1
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D,
Acquisition Date: 11/3/17, Cost $— (4)(6)
(7) 1 —
Total Consumer Staples —
FINANCIALS  0.0%
Banks  0.0%
CRB Group, Series D, Acquisition Date:
1/28/22, Cost $9 (4)(6)(7) 81 5
Total Financials 5

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
HEALTH CARE  0.0%
Biotechnology  0.0%
Caris Life Sciences, Series C, Acquisition
Date: 8/14/20, Cost $5 (4)(6)(7) 1,752 9
Caris Life Sciences, Series D, Acquisition
Date: 5/11/21, Cost $7 (4)(6)(7) 895 4
13
Health Care Equipment &
Supplies  0.0%
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $5 (4)(6)(7) 5,305 5
5
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition
Date: 10/16/20, Cost $10 (4)(6)(7) 4,107 6
6
Life Sciences Tools & Services  0.0%
Cleerly, Series C, Acquisition Date: 7/8/22,
Cost $5 (4)(6)(7) 413 5
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $6 (4)(6)(7) 636 1
National Resilience, Series B, Acquisition
Date: 10/23/20, Cost $7 (4)(6)(7) 524 24
National Resilience, Series C, Acquisition
Date: 6/9/21, Cost $10 (4)(6)(7) 237 11
41
Total Health Care 65
INDUSTRIALS & BUSINESS
SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-8,
Acquisition Date: 3/24/21, Cost $6 (4)(6)(7) 142 —
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $11 (4)(6)(7) 1,914 6
Epirus, Series D, Acquisition Date:
1/21/25, Cost $1 (4)(6)(7) 467 1
7
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date:
11/18/20, Cost $5 (4)(6)(7) 445 2
Flexe, Series D, Acquisition Date: 4/7/22,
Cost $3 (4)(6)(7) 138 1
3
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition Date:
1/20/22, Cost $5 (4)(6)(7) 252 —
—
Professional Services  0.0%
Checkr, Series C, Acquisition Date:
4/10/18, Cost $4 (4)(6)(7) 900 6
Shares/Par $ Value
(Cost and value in $000s)
‡
Checkr, Series D, Acquisition Date: 9/6/19,
Cost $12 (4)(6)(7) 1,200 7
13
Total Industrials & Business Services 23
INFORMATION TECHNOLOGY  0.1%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $4 (4)(6)(7) 303 1
Haul Hub, Series C, Acquisition Date:
4/14/22, Cost $2 (4)(6)(7) 90 1
Themis Solutions, Series AA, Acquisition
Date: 4/14/21, Cost $1 (4)(6)(7) 30 1
Themis Solutions, Series AB, Acquisition
Date: 4/14/21, Cost $— (4)(6)(7) 10 —
Themis Solutions, Series B, Acquisition
Date: 4/14/21, Cost $— (4)(6)(7) 10 —
Themis Solutions, Series E, Acquisition
Date: 4/14/21, Cost $2 (4)(6)(7) 82 3
6
Semiconductors & Semiconductor
Equipment  0.0%
Lightmatter, Series D, Acquisition Date:
10/11/24, Cost $10 (4)(6)(7) 120 10
10
Software  0.1%
Databricks, Series G, Acquisition Date:
2/1/21, Cost $12 (4)(6)(7) 192 18
Databricks, Series H, Acquisition Date:
8/31/21, Cost $30 (4)(6)(7) 411 38
Databricks, Series I, Acquisition Date:
9/14/23, Cost $4 (4)(6)(7) 51 5
Gusto, Series E, Acquisition Date: 7/13/21,
Cost $15 (4)(6)(7) 504 12
Nuro, Series C, Acquisition Date: 10/30/20
- 3/2/21, Cost $12 (4)(6)(7) 921 12
Nuro, Series D, Acquisition Date: 10/29/21,
Cost $5 (4)(6)(7) 242 3
SecurityScorecard, Series E, Acquisition
Date: 3/5/21, Cost $5 (4)(6)(7) 1,032 4
Socure, Series A, Acquisition Date:
12/22/21, Cost $2 (4)(6)(7) 142 1
Socure, Series A-1, Acquisition Date:
12/22/21, Cost $2 (4)(6)(7) 117 —
Socure, Series B, Acquisition Date:
12/22/21, Cost $— (4)(6)(7) 2 —
Socure, Series E, Acquisition Date:
10/27/21, Cost $4 (4)(6)(7) 270 1
94
Total Information Technology 110
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition
Date: 5/28/21, Cost $6 (4)(6)(7) 135 8

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $10 (4)(6)(7) 228 4
12
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition
Date: 1/10/22, Cost $6 (4)(6)(7) 201 18
Kobold Metals, Series C-1, Acquisition
Date: 9/20/24, Cost $9 (4)(6)(7) 111 9
27
Total Materials 39
Total Convertible Preferred Stocks
(Cost $262) 243
CORPORATE BONDS
 5.8%
3M, 4.80%, 3/15/30  50,000 50
3M, 5.15%, 3/15/35  50,000 50
AbbVie, 4.05%, 11/21/39  25,000 22
AbbVie, 4.50%, 5/14/35  53,000 51
AbbVie, 5.05%, 3/15/34  145,000 146
AES, 5.80%, 3/15/32  50,000 51
AGCO, 5.80%, 3/21/34  10,000 10
Alexandria Real Estate Equities, 5.25%,
5/15/36  5,000 5
Amcor Flexibles North America, 4.80%,
3/17/28 (1) 20,000 20
Amcor Flexibles North America, 5.10%,
3/17/30 (1) 10,000 10
American Homes 4 Rent, 5.25%, 3/15/35  10,000 10
American Medical Systems Europe,
3.00%, 3/8/31 (EUR)  100,000 106
Anheuser-Busch InBev Worldwide, 5.55%,
1/23/49  62,000 62
APA Infrastructure, 5.125%, 9/16/34 (1) 10,000 10
APA Infrastructure, 5.75%, 9/16/44 (1) 10,000 10
Appalachian Power, 5.65%, 4/1/34  10,000 10
AppLovin, 5.375%, 12/1/31  15,000 15
Arthur J Gallagher, 4.85%, 12/15/29  10,000 10
Arthur J Gallagher, 5.00%, 2/15/32  5,000 5
Astrazeneca Finance, 5.00%, 2/26/34  70,000 71
Athene Global Funding, 5.526%,
7/11/31 (1) 50,000 51
Atlassian, 5.25%, 5/15/29  10,000 10
Autostrade per l'Italia, 2.00%, 12/4/28
(EUR)  100,000 104
Bank of America, VR, 1.898%, 7/23/31 (9) 220,000 189
Bank of America, VR, 5.518%,
10/25/35 (9) 65,000 64
Bank of America, VR, 5.819%, 9/15/29 (9) 59,000 61
BAT Capital, 4.39%, 8/15/37  30,000 26
BAT Capital, 5.35%, 8/15/32  50,000 50
Boeing, 3.25%, 2/1/28  15,000 14
Boeing, 3.75%, 2/1/50  30,000 21
Boeing, 5.04%, 5/1/27  55,000 55
Boeing, 6.388%, 5/1/31  25,000 27
Boeing, 6.528%, 5/1/34  19,000 21
Shares/Par $ Value
(Cost and value in $000s)
‡
Boeing, 6.858%, 5/1/54  92,000 100
Booz Allen Hamilton, 5.95%, 8/4/33  15,000 15
Booz Allen Hamilton, 5.95%, 4/15/35  25,000 25
Boston Gas, 6.119%, 7/20/53 (1) 15,000 15
Brixmor Operating Partnership, 3.90%,
3/15/27  35,000 34
Brixmor Operating Partnership, 4.05%,
7/1/30  8,000 8
Brixmor Operating Partnership, 4.125%,
5/15/29  33,000 32
Brixmor Operating Partnership, 5.20%,
4/1/32  10,000 10
Broadcom, 3.419%, 4/15/33 (1) 26,000 23
Broadcom, 4.35%, 2/15/30  60,000 59
Broadcom, 4.55%, 2/15/32  25,000 24
Broadcom, 5.15%, 11/15/31  35,000 35
Burlington Northern Santa Fe, 5.50%,
3/15/55  40,000 39
CaixaBank, VR, 6.84%, 9/13/34 (1)(9) 200,000 217
Capital One Financial, VR, 5.70%,
2/1/30 (9) 9,000 9
Capital One Financial, VR, 6.051%,
2/1/35 (9) 25,000 25
Capital One Financial, VR, 6.183%,
1/30/36 (9) 10,000 10
Capital One Financial, VR, 7.624%,
10/30/31 (9) 5,000 6
Carvana, 9.00%, 12/1/28, (9.00% Cash or
12.00% PIK) (1)(10) 10,568 11
Carvana, 9.00%, 6/1/30, (11.00% Cash or
13.00% PIK) (1)(10) 19,176 20
Carvana, 9.00%, 6/1/31, (14.00% PIK) (1)
(10) 24,357 27
CDW, 5.10%, 3/1/30  10,000 10
Celanese U.S. Holdings, 6.58%, 7/15/29  11,000 11
Celanese U.S. Holdings, 6.629%, 7/15/32  35,000 36
Celanese U.S. Holdings, 6.80%, 11/15/30  14,000 14
Cellnex Telecom, 1.75%, 10/23/30 (EUR)  100,000 98
Centene, 2.50%, 3/1/31  60,000 50
Centene, 2.625%, 8/1/31  110,000 92
Centene, 4.25%, 12/15/27  10,000 10
Centene, 4.625%, 12/15/29  53,000 51
Charter Communications Operating,
3.70%, 4/1/51  10,000 6
Charter Communications Operating,
3.90%, 6/1/52  85,000 55
Charter Communications Operating,
5.25%, 4/1/53  6,000 5
Charter Communications Operating,
6.55%, 6/1/34  11,000 11
Charter Communications Operating,
6.65%, 2/1/34  55,000 57
Cheniere Energy, 4.625%, 10/15/28  20,000 20
Cheniere Energy, 5.65%, 4/15/34  40,000 41
Cheniere Energy Partners, 4.50%, 10/1/29  15,000 15
Cheniere Energy Partners, 5.75%, 8/15/34  65,000 66
Cheniere Energy Partners, 5.95%, 6/30/33  37,000 38

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Chevron Phillips Chemical, 4.75%,
5/15/30 (1) 15,000 15
Chile Electricity Mpc II, 5.58%,
10/20/35 (1) 200,000 200
Citigroup, 4.45%, 9/29/27  10,000 10
Citigroup, VR, 5.827%, 2/13/35 (9) 58,000 58
Citigroup, VR, 6.02%, 1/24/36 (9) 45,000 45
CNO Global Funding, 4.95%, 9/9/29 (1) 10,000 10
Columbia Pipelines Holding, 5.681%,
1/15/34 (1) 40,000 40
Comcast, 2.887%, 11/1/51  70,000 43
Comcast, 3.90%, 3/1/38  60,000 51
Comcast, 5.65%, 6/1/54  60,000 59
Constellation Energy Generation, 5.75%,
3/15/54  15,000 14
Corebridge Financial, 3.85%, 4/5/29  10,000 10
Corebridge Financial, 3.90%, 4/5/32  45,000 41
Corebridge Global Funding, 5.20%,
1/12/29 (1) 10,000 10
Coterra Energy, 5.40%, 2/15/35  30,000 30
Coterra Energy, 5.60%, 3/15/34  11,000 11
Cox Communications, 5.70%, 6/15/33 (1) 20,000 20
Cox Communications, 5.80%, 12/15/53 (1) 30,000 27
Crown Castle, 5.80%, 3/1/34  25,000 25
Crown Castle Towers, 3.663%, 5/15/25 (1) 85,000 85
CVS Health, 5.05%, 3/25/48  84,000 71
CVS Health, 5.625%, 2/21/53  45,000 41
CVS Health, VR, 6.75%, 12/10/54 (9) 2,000 2
CVS Health, VR, 7.00%, 3/10/55 (9) 15,000 15
Danske Bank, VR, 5.705%, 3/1/30 (1)(9) 200,000 206
Deere, 5.45%, 1/16/35  50,000 52
Diamondback Energy, 5.40%, 4/18/34  65,000 65
Diamondback Energy, 5.75%, 4/18/54  30,000 28
Diamondback Energy, 5.90%, 4/18/64  30,000 28
Diamondback Energy, 6.25%, 3/15/53  25,000 25
DTE Energy, 4.875%, 6/1/28  10,000 10
DTE Energy, 5.10%, 3/1/29  60,000 61
DTE Energy, 5.20%, 4/1/30  40,000 41
Element Fleet Management, 5.037%,
3/25/30 (1) 20,000 20
Elevance Health, 4.75%, 2/15/30  20,000 20
Elevance Health, 4.95%, 11/1/31  25,000 25
Elevance Health, 5.125%, 2/15/53  20,000 18
Engie, 5.625%, 4/10/34 (1) 200,000 204
Eversource Energy, 5.85%, 4/15/31  35,000 36
Eversource Energy, 5.95%, 7/15/34  60,000 63
Expand Energy, 4.75%, 2/1/32  30,000 28
Expand Energy, 5.375%, 2/1/29  30,000 30
Expand Energy, 5.375%, 3/15/30  30,000 30
Extra Space Storage, 5.40%, 6/15/35  35,000 35
Ferguson Enterprises, 5.00%, 10/3/34  5,000 5
First American Financial, 2.40%, 8/15/31  52,000 44
First American Financial, 5.45%, 9/30/34  48,000 47
FirstEnergy, 2.65%, 3/1/30  37,000 33
FirstEnergy, Series B, 2.25%, 9/1/30  7,000 6
FirstEnergy, Series C, 3.40%, 3/1/50  55,000 37
Shares/Par $ Value
(Cost and value in $000s)
‡
FirstEnergy Transmission, 5.00%, 1/15/35  15,000 15
Ford Motor Credit, 5.80%, 3/5/27  200,000 201
Ford Motor Credit, 5.918%, 3/20/28  200,000 201
Fortitude Group Holdings, 6.25%,
4/1/30 (1) 25,000 25
Foundry JV Holdco, 6.15%, 1/25/32 (1) 200,000 208
Freeport-McMoRan, 4.25%, 3/1/30  21,000 20
Freeport-McMoRan, 4.375%, 8/1/28  24,000 24
Freeport-McMoRan, 4.625%, 8/1/30  9,000 9
Freeport-McMoRan, 5.00%, 9/1/27  5,000 5
Freeport-McMoRan, 5.45%, 3/15/43  20,000 19
GA Global Funding Trust, 5.40%,
1/13/30 (1) 150,000 153
General Motors Financial, 5.55%, 7/15/29  35,000 35
Goldman Sachs Group, VR, 4.482%,
8/23/28 (9) 20,000 20
Goldman Sachs Group, VR, 4.692%,
10/23/30 (9) 45,000 45
Goldman Sachs Group, VR, 5.016%,
10/23/35 (9) 45,000 44
Goldman Sachs Group, VR, 6.561%,
10/24/34 (9) 55,000 60
Golub Capital Private Credit Fund,
5.875%, 5/1/30 (1) 40,000 40
HA Sustainable Infrastructure Capital,
6.375%, 7/1/34 (1) 95,000 94
HCA, 2.375%, 7/15/31  20,000 17
HCA, 3.50%, 9/1/30  35,000 32
HCA, 5.25%, 3/1/30  20,000 20
HCA, 5.45%, 9/15/34  25,000 25
Health Care Service Corp. A Mutual Legal
Reserve, 5.20%, 6/15/29 (1) 20,000 20
Health Care Service Corp. A Mutual Legal
Reserve, 5.45%, 6/15/34 (1) 25,000 25
Health Care Service Corp. A Mutual Legal
Reserve, 5.875%, 6/15/54 (1) 45,000 44
Healthcare Realty Holdings, 2.05%,
3/15/31  15,000 12
Healthcare Realty Holdings, 3.625%,
1/15/28  60,000 58
Heathrow Funding, 3.875%, 1/16/36 (EUR)  100,000 105
Hewlett Packard Enterprise, 4.55%,
10/15/29  9,000 9
Hexcel, 5.875%, 2/26/35  10,000 10
HF Sinclair, 5.75%, 1/15/31  40,000 40
HF Sinclair, 6.25%, 1/15/35  39,000 39
Home Depot, 4.95%, 6/25/34  45,000 45
Humana, 4.875%, 4/1/30  42,000 42
Humana, 5.55%, 5/1/35  45,000 45
Hyatt Hotels, 5.375%, 12/15/31  25,000 25
Hyundai Capital America, 4.55%,
9/26/29 (1) 30,000 29
Hyundai Capital America, 4.75%,
9/26/31 (1) 20,000 19
Hyundai Capital America, 5.40%,
1/8/31 (1) 10,000 10
Hyundai Capital America, 6.50%,
1/16/29 (1) 20,000 21

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Indianapolis Power & Light, 5.70%,
4/1/54 (1) 15,000 15
Intel, 3.25%, 11/15/49  70,000 44
Interpublic Group, 4.65%, 10/1/28  20,000 20
Invitation Homes Operating Partnership,
4.875%, 2/1/35  25,000 24
Invitation Homes Operating Partnership,
5.45%, 8/15/30  21,000 21
IPALCO Enterprises, 5.75%, 4/1/34  25,000 25
IQVIA, 6.25%, 2/1/29  35,000 36
JPMorgan Chase, VR, 2.522%, 4/22/31 (9) 10,000 9
JPMorgan Chase, VR, 2.739%,
10/15/30 (9) 23,000 21
JPMorgan Chase, VR, 2.956%, 5/13/31 (9) 79,000 72
JPMorgan Chase, VR, 4.603%,
10/22/30 (9) 45,000 45
JPMorgan Chase, VR, 4.946%,
10/22/35 (9) 30,000 29
JPMorgan Chase, VR, 5.04%, 1/23/28 (9) 25,000 25
JPMorgan Chase, VR, 5.336%, 1/23/35 (9) 25,000 25
Kilroy Realty, 4.375%, 10/1/25  13,000 13
Kroger, 5.50%, 9/15/54  40,000 38
Las Vegas Sands, 3.50%, 8/18/26  25,000 25
LPL Holdings, 5.20%, 3/15/30  76,000 76
Marriott International, 5.50%, 4/15/37  30,000 30
Mars, 4.75%, 4/20/33 (1) 45,000 44
Mars, 5.20%, 3/1/35 (1) 45,000 45
Mars, 5.65%, 5/1/45 (1) 30,000 30
Marvell Technology, 2.95%, 4/15/31  38,000 34
Mattel, 5.875%, 12/15/27 (1) 40,000 40
Meta Platforms, 5.40%, 8/15/54  15,000 15
Micron Technology, 5.327%, 2/6/29  22,000 22
Micron Technology, 5.80%, 1/15/35  30,000 31
Micron Technology, 6.75%, 11/1/29  25,000 27
Minera Mexico, 5.625%, 2/12/32 (1) 200,000 198
Morgan Stanley, VR, 5.123%, 2/1/29 (9) 95,000 96
Morgan Stanley, VR, 5.173%, 1/16/30 (9) 40,000 41
Motorola Solutions, 5.40%, 4/15/34  20,000 20
MSCI, 4.00%, 11/15/29 (1) 10,000 10
National Fuel Gas, 5.50%, 3/15/30  15,000 15
Niagara Mohawk Power, 5.664%,
1/17/54 (1) 25,000 25
NiSource, 5.25%, 3/30/28  10,000 10
NRG Energy, 4.45%, 6/15/29 (1) 15,000 15
NXP, 3.125%, 2/15/42  47,000 33
NXP, 3.25%, 11/30/51  105,000 67
NXP, 3.40%, 5/1/30  53,000 49
NXP, 4.30%, 6/18/29  13,000 13
Occidental Petroleum, 6.125%, 1/1/31  48,000 49
Occidental Petroleum, 6.375%, 9/1/28  10,000 10
Occidental Petroleum, 6.45%, 9/15/36  30,000 31
Occidental Petroleum, 6.625%, 9/1/30  5,000 5
Occidental Petroleum, 7.50%, 5/1/31  45,000 49
Occidental Petroleum, 8.875%, 7/15/30  90,000 103
ONEOK, 4.40%, 10/15/29  25,000 25
ONEOK, 6.05%, 9/1/33  26,000 27
Shares/Par $ Value
(Cost and value in $000s)
‡
Oracle, 3.60%, 4/1/50  36,000 25
Oracle, 3.95%, 3/25/51  38,000 28
Oracle, 5.55%, 2/6/53  18,000 17
PNC Financial Services Group, VR,
5.575%, 1/29/36 (9) 20,000 20
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 200,000 202
Regal Rexnord, 6.05%, 4/15/28  40,000 41
Regions Financial, VR, 5.722%, 6/6/30 (9) 20,000 20
Reinsurance Group of America, 6.00%,
9/15/33  96,000 99
Reinsurance Group of America, VR,
6.65%, 9/15/55 (9) 10,000 10
RenaissanceRe Holdings, 5.80%, 4/1/35  10,000 10
Revvity, 1.90%, 9/15/28  32,000 29
Revvity, 2.25%, 9/15/31  15,000 13
Rogers Communications, 3.80%, 3/15/32  25,000 23
Rogers Communications, 4.35%, 5/1/49  5,000 4
Rogers Communications, 4.55%, 3/15/52  79,000 63
Rogers Communications, 5.00%, 2/15/29  44,000 44
Rogers Communications, 5.30%, 2/15/34  55,000 54
Ross Stores, 1.875%, 4/15/31  45,000 38
Sabine Pass Liquefaction, 4.20%, 3/15/28  15,000 15
Sammons Financial Group Global
Funding, 5.05%, 1/10/28 (1) 15,000 15
Sammons Financial Group Global
Funding, 5.10%, 12/10/29 (1) 20,000 20
Santander Holdings USA, VR, 5.473%,
3/20/29 (9) 30,000 30
Santander Holdings USA, VR, 6.342%,
5/31/35 (9) 40,000 41
Sartorius Finance, 4.875%, 9/14/35 (EUR)  100,000 115
SBA Tower Trust, 1.84%, 4/15/27 (1) 50,000 47
SBA Tower Trust, 2.593%, 10/15/31 (1) 40,000 34
SBA Tower Trust, 4.831%, 10/15/29 (1) 55,000 54
Segro Capital, 1.875%, 3/23/30 (EUR)  100,000 101
Sempra, 3.40%, 2/1/28  10,000 9
Solventum, 5.40%, 3/1/29  40,000 41
Solventum, 5.60%, 3/23/34  35,000 35
Solventum, 5.90%, 4/30/54  45,000 45
South Bow USA Infrastructure Holdings,
5.026%, 10/1/29 (1) 30,000 30
Southern, 5.20%, 6/15/33  60,000 60
Southern, 5.70%, 3/15/34  50,000 52
Sprint Capital, 6.875%, 11/15/28  45,000 48
Sprint Capital, 8.75%, 3/15/32  35,000 42
Stanley Black & Decker, 2.75%, 11/15/50  23,000 13
Stanley Black & Decker, 4.85%, 11/15/48  2,000 2
Steel Dynamics, 5.25%, 5/15/35  30,000 30
Stellantis Finance U.S., 5.35%, 3/17/28 (1) 200,000 200
Sutter Health, 5.164%, 8/15/33  15,000 15
Synopsys, 4.85%, 4/1/30  35,000 35
Synopsys, 5.70%, 4/1/55  30,000 30
T-Mobile USA, 3.40%, 10/15/52  26,000 18
T-Mobile USA, 3.50%, 4/15/31  70,000 65
Targa Resources, 5.55%, 8/15/35  10,000 10
Targa Resources, 6.15%, 3/1/29  16,000 17

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Targa Resources Partners, 5.00%, 1/15/28  10,000 10
Targa Resources Partners, 5.50%, 3/1/30  57,000 58
Targa Resources Partners, 6.875%,
1/15/29  10,000 10
Time Warner Cable, 6.55%, 5/1/37  5,000 5
Time Warner Cable, 6.75%, 6/15/39  22,000 22
Time Warner Cable, 7.30%, 7/1/38  4,000 4
TotalEnergies Capital International,
3.127%, 5/29/50  26,000 17
TotalEnergies Capital International,
3.461%, 7/12/49  19,000 14
U.S. Bancorp, VR, 5.384%, 1/23/30 (9) 25,000 26
Uber Technologies, 4.30%, 1/15/30  55,000 54
Uber Technologies, 4.50%, 8/15/29 (1) 51,000 50
Uber Technologies, 5.35%, 9/15/54  15,000 14
UnitedHealth Group, 4.50%, 4/15/33  40,000 39
UnitedHealth Group, 5.00%, 4/15/34  60,000 59
UnitedHealth Group, 5.875%, 2/15/53  32,000 32
Valero Energy, 5.15%, 2/15/30  10,000 10
Var Energi, 5.50%, 5/4/29 (EUR)  100,000 115
VF, 2.95%, 4/23/30  44,000 38
Videotron, 5.70%, 1/15/35 (1) 45,000 45
Vistra Operations, 5.70%, 12/30/34 (1) 70,000 69
Vistra Operations, 6.00%, 4/15/34 (1) 15,000 15
Vistra Operations, 6.95%, 10/15/33 (1) 15,000 16
Wells Fargo, VR, 4.611%, 4/25/53 (9) 55,000 47
Wintershall Dea Finance, 1.332%, 9/25/28
(EUR)  100,000 100
Xcel Energy, 3.40%, 6/1/30  45,000 42
Total Corporate Bonds (Cost $11,666) 11,579
EQUITY MUTUAL FUNDS
 8.6%
T. Rowe Price Institutional Emerging
Markets Equity Fund (2) 278,448 8,944
T. Rowe Price Real Assets Fund - I
Class (2) 553,754 8,118
Total Equity Mutual Funds (Cost
$14,499) 17,062
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES
 0.4%
Kingdom of Saudi Arabia, 5.125%,
1/13/28 (1) 200,000 203
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 200,000 202
Orsted, 3.75%, 3/1/30 (EUR)  100,000 110
Petroleos Mexicanos, 8.75%, 6/2/29  65,000 65
Republic of Poland, 4.875%, 2/12/30  20,000 20
Republic of Poland, 5.125%, 9/18/34  65,000 65
Republic of Poland, 5.50%, 3/18/54  25,000 23
Total Foreign Government Obligations
& Municipalities (Cost $685) 688
Shares/Par $ Value
(Cost and value in $000s)
‡
MUNICIPAL SECURITIES
 0.0%
California  0.0%
Los Angeles Dept. of Airports, Build
America, 6.582%, 5/15/39  10,000 11
11
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  7,857 8
8
Total Municipal Securities (Cost $19) 19
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES
 0.6%
BANK5, Series 2024-5YR12, Class A3,
ARM, 5.902%, 12/15/57  20,000 21
BBCMS Mortgage Trust, Series 2019-
BWAY, Class D, ARM, 1M TSFR +
2.274%, 6.593%, 11/15/34 (1) 25,000 —
BINOM Securitization Trust, Series 2021-
INV1, Class A1, CMO, ARM, 2.034%,
6/25/56 (1) 53,837 48
BMO Mortgage Trust, Series 2024-5C5,
Class A3, 5.857%, 2/15/57  100,000 103
BX Commercial Mortgage Trust,
Series 2024-GPA3, Class A, ARM, 1M
TSFR + 1.293%, 5.612%, 12/15/39 (1) 46,886 47
BX Commercial Mortgage Trust,
Series 2024-MDHS, Class A, ARM, 1M
TSFR + 1.641%, 5.96%, 5/15/41 (1) 79,666 80
Commercial Mortgage Trust, Series 2016-
CR28, Class AHR, 3.651%, 2/10/49  24,129 24
CONE Trust, Series 2024-DFW1, Class
A, ARM, 1M TSFR + 1.642%, 5.961%,
8/15/41 (1) 45,000 45
Connecticut Avenue Securities Trust,
Series 2025-R02, Class 1A1, CMO, ARM,
SOFR30A + 1.00%, 5.336%, 2/25/45 (1) 9,959 10
Galton Funding Mortgage Trust,
Series 2018-1, Class A23, CMO, ARM,
3.50%, 11/25/57 (1) 4,239 4
Galton Funding Mortgage Trust,
Series 2018-2, Class A22, CMO, ARM,
4.00%, 10/25/58 (1) 3,491 3
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2018-WPT, Class
AFX, 4.248%, 7/5/33 (1) 20,000 19
JPMorgan Mortgage Trust, Series 2020-5,
Class B2, CMO, ARM, 3.57%, 12/25/50 (1) 22,303 20
JPMorgan Mortgage Trust, Series 2020-
INV1, Class A11, CMO, ARM, 1M TSFR +
0.944%, 5.265%, 8/25/50 (1) 5,116 5
JPMorgan Mortgage Trust, Series 2020-
INV1, Class A3, CMO, ARM, 3.50%,
8/25/50 (1) 6,822 6
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class A15, CMO, ARM, 3.50%,
6/25/50 (1) 406 —

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class A3, CMO, ARM, 3.50%,
6/25/50 (1) 811 1
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class B1A, CMO, ARM, 3.253%,
6/25/50 (1) 27,132 24
MED Commercial Mortgage Trust,
Series 2024-MOB, Class A, ARM, 1M
TSFR + 1.592%, 5.911%, 5/15/41 (1) 100,000 99
MFA Trust, Series 2022-INV2, Class A1,
CMO, STEP, 4.95%, 7/25/57 (1) 75,655 75
New Residential Mortgage Loan Trust,
Series 2021-INV2, Class A4, CMO, ARM,
2.50%, 9/25/51 (1) 75,032 61
Real Estate Asset Liquidity Trust,
Series 2025-1A, Class A1, ARM, 3.93%,
1/12/60 (CAD) (1) 215,000 149
SDR Commercial Mortgage Trust,
Series 2024-DSNY, Class A, ARM, 1M
TSFR + 1.392%, 5.711%, 5/15/39 (1) 150,000 149
Sequoia Mortgage Trust, Series 2013-4,
Class B1, CMO, ARM, 3.434%, 4/25/43  14,448 14
Sequoia Mortgage Trust, Series 2017-
CH2, Class A19, CMO, ARM, 4.00%,
12/25/47 (1) 3,920 4
SG Residential Mortgage Trust,
Series 2019-3, Class A1, CMO, ARM,
2.703%, 9/25/59 (1) 241 —
Structured Agency Credit Risk Debt Notes,
Series 2024-DNA2, Class A1, CMO, ARM,
SOFR30A + 1.25%, 5.59%, 5/25/44 (1) 27,426 27
Towd Point Mortgage Trust, Series 2019-
HY3, Class A1A, CMO, ARM, 1M TSFR +
1.114%, 5.435%, 10/25/59 (1) 18,383 19
TX Trust, Series 2024-HOU, Class A,
ARM, 1M TSFR + 1.591%, 5.911%,
6/15/39 (1) 100,000 100
Vista Point Securitization Trust,
Series 2020-2, Class A1, CMO, ARM,
1.475%, 4/25/65 (1) 15,261 15
WB Commercial Mortgage Trust,
Series 2024-HQ, Class A, ARM, 5.541%,
3/15/40 (1) 100,000 100
Total Non-U.S. Government Mortgage-
Backed Securities (Cost $1,325) 1,272
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 5.7%
U.S. Government Agency
Obligations
 4.3%
Federal Home Loan Mortgage
2.50%, 4/1/30  8,202 8
3.00%, 12/1/42 - 4/1/43  52,051 47
3.50%, 8/1/42 - 3/1/44  72,928 69
4.00%, 8/1/40 - 8/1/45  34,067 33
4.50%, 6/1/39 - 5/1/42  33,308 34
5.00%, 8/1/35 - 8/1/40  11,281 11
6.00%, 10/1/32 - 8/1/38  2,650 2
Shares/Par $ Value
(Cost and value in $000s)
‡
7.00%, 6/1/32  456 —
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.815%, 6.525%, 1/1/37  671 1
RFUCCT1Y + 1.916%, 6.916%, 2/1/37  1,136 1
Federal Home Loan Mortgage, CMO, IO
2.00%, 2/25/51  133,698 18
2.50%, 7/25/50  246,380 40
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  29,617 26
2.00%, 8/1/36 - 5/1/52  687,902 557
2.50%, 3/1/42 - 5/1/52  626,225 527
3.00%, 7/1/34 - 8/1/52  240,231 218
3.50%, 11/1/47 - 11/1/52  111,345 102
4.00%, 8/1/37 - 2/1/50  70,745 68
4.50%, 5/1/50 - 10/1/53  100,264 96
5.00%, 9/1/52 - 12/1/54  145,339 143
5.50%, 8/1/53 - 2/1/55  303,737 304
6.00%, 6/1/54 - 12/1/54  86,512 89
6.50%, 10/1/53 - 1/1/55  107,629 111
7.00%, 6/1/54  15,068 16
Federal National Mortgage Assn.
3.00%, 8/1/43 - 2/1/44  7,583 7
3.50%, 6/1/42 - 1/1/44  73,454 69
4.00%, 11/1/40  14,212 14
Federal National Mortgage Assn., ARM,
RFUCCT1Y + 1.871%, 7.811%, 8/1/36  1,211 1
Federal National Mortgage Assn., CMO, IO
2.00%, 4/25/52  89,703 11
6.50%, 2/25/32  272 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  140,731 121
2.00%, 9/1/36 - 4/1/52  2,015,302 1,647
2.50%, 1/1/32 - 9/1/52  1,121,492 953
3.00%, 6/1/27 - 4/1/52  675,606 604
3.50%, 11/1/32 - 1/1/52  254,187 237
4.00%, 7/1/35 - 12/1/52  341,186 326
4.50%, 7/1/39 - 2/1/54  230,124 221
5.00%, 3/1/34 - 11/1/53  251,208 249
5.50%, 12/1/34 - 10/1/54  319,868 322
6.00%, 4/1/33 - 8/1/54  531,128 542
6.50%, 7/1/32 - 1/1/55  245,535 255
7.00%, 4/1/32 - 3/1/54  15,774 17
UMBS, TBA (11)
3.50%, 4/1/55  90,000 81
5.00%, 4/1/40 - 4/1/55  165,000 163
6.00%, 4/1/55  55,000 56
6.50%, 4/1/55  105,000 108
8,525
U.S. Government Obligations
 1.4%
Government National Mortgage Assn.
1.50%, 5/20/37  40,203 36
2.00%, 1/20/51 - 3/20/52  495,155 405
2.50%, 8/20/50 - 4/20/52  590,627 503
3.00%, 7/15/43 - 6/20/52  403,259 357
3.50%, 12/20/42 - 7/20/52  303,966 283
4.00%, 7/20/42 - 10/20/52  244,806 232

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
4.50%, 10/20/39 - 4/20/53  185,795 179
5.00%, 3/20/34 - 6/20/49  71,506 70
5.50%, 10/20/32 - 3/20/49  39,382 42
6.00%, 4/15/36 - 11/20/52  55,318 57
6.50%, 3/15/26 - 4/15/26  560 —
7.00%, 9/20/27  357 —
8.00%, 4/15/26  4 —
Government National Mortgage Assn.,
CMO
3.00%, 11/20/47 - 12/20/47  4,248 4
3.50%, 10/20/50  25,000 21
Government National Mortgage Assn.,
CMO, IO
2.00%, 12/20/50 - 2/20/51  738,003 88
2.50%, 6/20/51  361,819 53
Government National Mortgage Assn.,
TBA (11)
5.00%, 4/20/55  130,000 128
5.50%, 4/20/55  235,000 236
6.00%, 4/20/55  25,000 25
6.50%, 4/20/55  55,000 56
2,775
Total U.S. Government & Agency
Mortgage-Backed Securities (Cost
$11,896) 11,300
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)
 7.1%
U.S. Treasury Obligations
 7.1%
U.S. Treasury Bonds, 1.125%, 5/15/40  95,000 60
U.S. Treasury Bonds, 2.25%, 5/15/41  210,000 156
U.S. Treasury Bonds, 3.375%, 8/15/42  655,000 561
U.S. Treasury Bonds, 3.875%, 2/15/43  365,000 334
U.S. Treasury Bonds, 4.00%, 11/15/42  710,000 662
U.S. Treasury Bonds, 4.25%, 2/15/54  490,000 462
U.S. Treasury Bonds, 4.25%, 8/15/54  830,000 783
U.S. Treasury Bonds, 4.375%, 8/15/43  170,000 166
U.S. Treasury Bonds, 4.50%, 2/15/44 (12) 1,160,000 1,146
U.S. Treasury Bonds, 4.50%, 11/15/54  580,000 572
U.S. Treasury Bonds, 4.625%, 11/15/44  585,000 586
U.S. Treasury Notes, 0.625%, 12/31/27  265,000 243
U.S. Treasury Notes, 1.50%, 1/31/27  640,000 613
U.S. Treasury Notes, 3.25%, 6/30/27  250,000 247
U.S. Treasury Notes, 3.50%, 9/30/29  135,000 132
U.S. Treasury Notes, 3.625%, 8/31/29  475,000 469
U.S. Treasury Notes, 3.875%, 11/30/27  110,000 110
U.S. Treasury Notes, 3.875%, 12/31/27  505,000 505
U.S. Treasury Notes, 3.875%, 8/15/34  150,000 146
U.S. Treasury Notes, 4.00%, 7/31/29  140,000 140
U.S. Treasury Notes, 4.00%, 3/31/30  490,000 491
U.S. Treasury Notes, 4.125%, 10/31/26  300,000 301
U.S. Treasury Notes, 4.125%, 9/30/27  705,000 709
U.S. Treasury Notes, 4.125%, 10/31/29  425,000 428
U.S. Treasury Notes, 4.25%, 1/31/30  725,000 734
U.S. Treasury Notes, 4.25%, 11/15/34  55,000 55
Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 4.375%, 12/31/29  380,000 387
U.S. Treasury Notes, 4.375%, 5/15/34  1,065,000 1,080
U.S. Treasury Notes, 4.625%, 9/15/26 (12) 838,900 847
U.S. Treasury Notes, 4.625%, 10/15/26  805,000 813
U.S. Treasury Notes, 4.625%, 2/15/35  130,000 134
14,072
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $14,166) 14,072
SHORT-TERM INVESTMENTS
 4.9%
Money Market Funds  4.9%
T. Rowe Price Treasury Reserve Fund,
4.39% (2)(13) 9,827,362 9,827
Total Short-Term Investments (Cost
$9,827) 9,827
SECURITIES LENDING COLLATERAL
 0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund,
4.39% (2)(13) 1,348,200 1,348
Total Investments in a Pooled Account
through Securities Lending Program
with JPMorgan Chase Bank 1,348
Total Securities Lending Collateral
(Cost $1,348) 1,348
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
30 Year
Interest
Rate Swap,
7/11/55 Pay
Fixed 4.55%
Annually,
Receive
Variable
4.41%
(SOFR)
Annually,
7/9/25 @
4.55%* (4) 1 450 1
Barclays Bank
USD / ILS,
PUT, 6/18/25
@ ILS3.57 (4) 1 31 —

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
BNP Paribas
USD / ILS,
PUT, 4/21/25
@ ILS3.55 (4) 1 100 —
Total Options Purchased (Cost $10) 1
Total Investments in Securities  101.2%
(Cost $159,112) $ 201,529
Other Assets Less Liabilities (1.2)% (2,444)
Net Assets 100.0% $ 199,085
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $7,343 and represents 3.7% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) All or a portion of this security is on loan at March 31, 2025.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $370 and represents 0.2% of net assets.
(7) Level 3 in fair value hierarchy.
(8) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(11) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $853 and represents 0.4%
of net assets.
(12) At March 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(13) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M CZK PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
CZK Czech Koruna
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound

T. ROWE PRICE Moderate Allocation Portfolio

.
GO General Obligation
HKD Hong Kong Dollar
ILS Israeli Shekel
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PLN Polish Zloty
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Moderate Allocation Portfolio

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (0.1)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (0.1)%
U.S. Government Agency
Obligations  (0.1)%
UMBS, TBA, 3.00%, 4/1/55  65,000 (56)
(56)
U.S. Government
Obligations  (0.0)%
Government National Mortgage
Assn., TBA, 2.50%, 4/20/55  65,000 (56)
(56)
Total TBA Sales Commitments
(Proceeds $(112)) (112)

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S43, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/29 3,756 73 82 (9)
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S44, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/30 3,526 65 64 1
Total Centrally Cleared Credit Default Swaps, Protection Sold (8)
Interest Rate Swaps 0.0%
10 Year Interest Rate Swap, Pay Fixed 2.649% Annually, Receive Variable 2.336% (6M
EURIBOR) Semi-Annually, 4/2/35 (EUR) 251 — — —
10 Year Interest Rate Swap, Pay Fixed 2.655% Annually, Receive Variable 2.336% (6M
EURIBOR) Semi-Annually, 4/2/35 (EUR) 115 — — —
10 Year Interest Rate Swap, Pay Fixed 2.698% Annually, Receive Variable 2.379% (6M
EURIBOR) Semi-Annually, 4/2/35 (EUR) 125 (1) — (1)
10 Year Interest Rate Swap, Receive Fixed 3.793% Annually, Pay Variable 3.750% (6M
CZK PRIBOR) Semi-Annually, 4/2/35 (CZK) 3,266 — — —
10 Year Interest Rate Swap, Receive Fixed 3.800% Annually, Pay Variable 3.750% (6M
CZK PRIBOR) Semi-Annually, 4/2/35 (CZK) 3,267 — — —
10 Year Interest Rate Swap, Receive Fixed 3.805% Annually, Pay Variable 3.750% (6M
CZK PRIBOR) Semi-Annually, 4/2/35 (CZK) 2,980 — — —
10 Year Interest Rate Swap, Receive Fixed 3.840% Annually, Pay Variable 3.610% (6M
CZK PRIBOR) Semi-Annually, 4/2/35 (CZK) 3,267 1 — 1
Total Centrally Cleared Interest Rate Swaps —
Zero-Coupon Inflation Swaps 0.0%
10 Year Zero-Coupon Inflation Swap Pay Fixed 2.454% at Maturity, Receive Variable
(Change in CPI) at Maturity, 3/26/35 157 1 — 1
10 Year Zero-Coupon Inflation Swap Pay Fixed 2.459% at Maturity, Receive Variable
(Change in CPI) at Maturity, 3/21/35 158 1 — 1
10 Year Zero-Coupon Inflation Swap Pay Fixed 2.520% at Maturity, Receive Variable
(Change in CPI) at Maturity, 4/2/35 270 — — —
Total Centrally Cleared Zero-Coupon Inflation Swaps 2
Total Centrally Cleared Swaps (6)
Net payments (receipts) of variation margin to date 7
Variation margin receivable (payable) on centrally cleared swaps $ 1
**
Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/25/25 JPY 48,915 USD 325 $ 2
Barclays Bank 5/23/25 USD 108 GBP 85 (2)
BNP Paribas 4/25/25 USD 18 CAD 25 —
Citibank 4/17/25 ILS 230 USD 65 (3)
Citibank 5/16/25 USD 54 PLN 210 —
Citibank 5/23/25 EUR 10 USD 11 —
Citibank 5/23/25 USD 58 EUR 55 (1)
Deutsche Bank 4/17/25 USD 126 ILS 460 3
HSBC Bank 4/25/25 JPY 15,955 USD 108 (1)
HSBC Bank 4/25/25 USD 162 JPY 24,330 (1)
HSBC Bank 5/16/25 PLN 210 USD 53 1
JPMorgan Chase 4/17/25 ILS 230 USD 65 (3)
JPMorgan Chase 4/25/25 USD 111 JPY 16,210 2
RBC Dominion Securities 5/23/25 GBP 85 USD 107 3
Standard Chartered 5/23/25 USD 688 EUR 654 (21)
State Street 4/25/25 CAD 215 USD 150 —
State Street 5/23/25 USD 212 EUR 198 (3)
Toronto-Dominion Bank 4/25/25 USD 150 CAD 215 —
Net unrealized gain (loss) on open forward
currency exchange contracts $ (24)

T. ROWE PRICE Moderate Allocation Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 8 Commonwealth of Australia ten year bond contracts 6/25 563 $ 5
Long, 8 Euro BOBL contracts 6/25 1,019 9
Short, 1 Euro BUND contracts 6/25 (139) 2
Short, 3 Euro BUXL thirty year bond contracts 6/25 (387) (8)
Short, 1 Government of Canada five year bond contracts 6/25 (81) —
Long, 4 U.S. Treasury Long Bond contracts 6/25 469 1
Long, 31 U.S. Treasury Notes five year contracts 6/25 3,353 21
Long, 4 U.S. Treasury Notes ten year contracts 6/25 445 3
Long, 14 U.S. Treasury Notes two year contracts 6/25 2,900 1
Short, 12 Ultra U.S. Treasury Notes ten year contracts 6/25 (1,369) —
Net payments (receipts) of variation margin to date (33)
Variation margin receivable (payable) on open futures contracts $ 1

T. ROWE PRICE Moderate Allocation Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Emerging Markets Bond Fund - I Class, 6.31%  $ — $ 44 $ 133
T. Rowe Price Inflation Protected Bond Fund - I Class, 9.42%  — 39 5
T. Rowe Price Institutional Emerging Markets Equity Fund  — 251 —
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 7.08%  — (14) 18
T. Rowe Price Institutional High Yield Fund - Institutional Class, 6.94%  (62) (16) 179
T. Rowe Price International Bond Fund (USD Hedged) - I Class, 3.37%  — (26) 59
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 8.56%  — (1) —
T. Rowe Price Real Assets Fund - I Class  (9) 464 —
T. Rowe Price Government Reserve Fund, 4.39% — — —++
T. Rowe Price Treasury Reserve Fund, 4.39% — — 105
Totals $ (71)# $ 741 $ 499+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Emerging Markets Bond Fund - I Class, 6.31%  $ 8,106 $ 131 $ — $ 8,281
T. Rowe Price Inflation Protected Bond Fund - I Class, 9.42%  1,075 5 — 1,119
T. Rowe Price Institutional Emerging Markets Equity Fund  8,443 250 — 8,944
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 7.08%  440 758 — 1,184
T. Rowe Price Institutional High Yield Fund - Institutional Class, 6.94%  10,764 177 547 10,378
T. Rowe Price International Bond Fund (USD Hedged) - I Class, 3.37%  7,491 58 — 7,523
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 8.56%  23 1 — 23
T. Rowe Price Real Assets Fund - I Class  7,763 200 309 8,118
T. Rowe Price Government Reserve Fund, 4.39% 698  ¤  ¤ 1,348
T. Rowe Price Treasury Reserve Fund, 4.39% 9,988  ¤  ¤ 9,827
Total $ 56,745^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $499 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $54,871.

T. Rowe Price Moderate Allocation Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Moderate Allocation Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. Rowe Price Moderate Allocation Portfolio

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. Rowe Price Moderate Allocation Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 42,143 $ — $ 42,143
Bond Mutual Funds 28,508 — — 28,508
Common Stocks 77,588 24,735 69 102,392
Convertible Bonds — — 5 5
Convertible Preferred Stocks — — 243 243
Equity Mutual Funds 17,062 — — 17,062
Short-Term Investments 9,827 — — 9,827
Securities Lending Collateral 1,348 — — 1,348
Options Purchased — 1 — 1
Total Securities 134,333 66,879 317 201,529
Swaps* — 4 — 4
Forward Currency Exchange Contracts — 11 — 11
Futures Contracts* 42 — — 42
Total $ 134,375 $ 66,894 $ 317 $ 201,586
Liabilities
TBA Sales Commitments $ — $ 112 $ — $ 112
Swaps* — 10 — 10
Forward Currency Exchange Contracts — 35 — 35
Futures Contracts* 8 — — 8
Total $ 8 $ 157 $ — $ 165
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S.
Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. Rowe Price Moderate Allocation Portfolio

holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
E304-054Q1 03/25